Derivative Financial Instruments	12 Months Ended
Mar. 31, 2018
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Derivative Financial Instruments
7	DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter (“OTC”) transactions. In the normal course of business, the SMBC Group enters into a variety of derivatives for trading and risk management purposes. The SMBC Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The SMBC Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.

Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The SMBC Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate futures and interest rate swaptions. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2018 and 2017.

	At March 31, 2018
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥676,464,541	¥1,771,745	¥1,639,850	¥69,550,646	¥300,376	¥333,182
Futures	78,295,049	28,689	28,871	18,269,263	5,534	1,167
Listed Options	66,989,307	4,538	722	—	—	—
Forwards	25,030,851	274	994	—	—	—
Swaps	429,498,805	1,651,945	1,500,361	51,131,039	294,842	329,446
OTC Options	76,650,529	86,299	108,902	150,344	—	2,569
Currency derivatives	120,282,459	1,439,993	1,293,900	7,986,176	283,248	112,322
Futures	689	—	19	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	74,380,475	759,993	708,645	1,866,249	49,440	24,929
Swaps	39,668,889	577,350	490,014	6,119,927	233,808	87,393
OTC Options	6,232,406	102,650	95,222	—	—	—
Equity derivatives	3,354,789	71,344	105,194	2,219	—	155
Futures	829,262	5,946	9,747	—	—	—
Listed Options	1,779,546	42,209	68,341	—	—	—
Forwards	7,564	745	208	—	—	—
Swaps	77,015	186	8,171	2,219	—	155
OTC Options	661,402	22,258	18,727	—	—	—
Commodity derivatives	161,539	6,516	4,948	—	—	—
Futures	20,902	402	464	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	128,467	6,052	3,974	—	—	—
OTC Options	12,170	62	510	—	—	—
Credit derivatives	1,320,297	12,049	8,465	—	—	—

Total derivative financial instruments	¥801,583,625	¥3,301,647	¥3,052,357	¥77,539,041	¥583,624	¥445,659

	At March 31, 2017
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥591,977,855	¥1,864,348	¥1,738,961	¥60,318,601	¥450,889	¥466,643
Futures	78,549,213	20,278	16,579	5,853,880	221	865
Listed Options	35,011,822	6,622	459	—	—	—
Forwards	22,776,789	152	1,986	—	—	—
Swaps	393,798,232	1,723,403	1,584,833	54,335,702	450,665	464,152
OTC Options	61,841,799	113,893	135,104	129,019	3	1,626
Currency derivatives	117,119,766	1,444,103	1,321,157	6,360,374	222,224	266,887
Futures	2,261	—	19	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	74,918,488	778,100	833,024	5,364	106	—
Swaps	36,026,356	561,985	378,036	6,355,010	222,118	266,887
OTC Options	6,172,661	104,018	110,078	—	—	—
Equity derivatives	2,744,981	60,395	77,197	—	—	—
Futures	1,075,040	13,743	3,154	—	—	—
Listed Options	1,012,228	21,657	41,439	—	—	—
Forwards	15,677	410	253	—	—	—
Swaps	106,228	307	8,922	—	—	—
OTC Options	535,808	24,278	23,429	—	—	—
Commodity derivatives	172,973	11,679	10,491	—	—	—
Futures	28,568	489	513	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	116,525	11,037	9,230	—	—	—
OTC Options	27,880	153	748	—	—	—
Credit derivatives	1,400,080	10,344	8,358	—	—	—

Total derivative financial instruments	¥713,415,655	¥3,390,869	¥3,156,164	¥66,678,975	¥673,113	¥733,530

(1)	Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the SMBC Group started to apply hedge accounting only for net investments in foreign operations as described below from April 1, 2017, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge accounting

On April 1, 2017, the SMBC Group started to apply hedge accounting in order to reflect the effect of risk management activities on its consolidated financial statements to mitigate the foreign currency risk on exchange differences arising from the translation of net investments in foreign operations. The SMBC Group uses currency derivatives and foreign currency denominated financial liabilities as hedging instruments.

The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in net trading income in the consolidated income statement. The cumulative gain or loss recognized in other comprehensive income is recognized in the profit or loss on the disposal or partial disposal of the foreign operation.

At March 31, 2018, the fair values of derivative instruments designated as hedging instruments of net investments in foreign operations were assets of ¥49,440 million and liabilities of ¥24,929 million with notional amounts of ¥1,866,249 million. In addition, the carrying amount of foreign currency denominated financial liabilities designated as hedging instruments was ¥208,294 million. There was no hedge ineffectiveness recognized in “Net trading income” for the fiscal year ended March 31, 2018.

Credit derivatives

The SMBC Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2018 and 2017.

	At March 31, 2018
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the SMBC Group’s credit risk portfolio	¥442,991	¥220	¥5,950	¥684,080	¥10,615	¥751
Facilitating client transactions	106,352	87	1,732	86,874	1,127	32

Total	¥549,343	¥307	¥7,682	¥770,954	¥11,742	¥783

	At March 31, 2017
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the SMBC Group’s credit risk portfolio	¥471,994	¥238	¥5,141	¥633,094	¥7,796	¥556
Facilitating client transactions	139,402	77	2,327	155,590	2,233	334

Total	¥611,396	¥315	¥7,468	¥788,684	¥10,029	¥890

The following table summarizes the notional amounts of the SMBC Group’s credit derivative portfolio by type of counterparty at March 31, 2018 and 2017.

	At March 31, 2018		At March 31, 2017
	Protection purchased	Protection sold	Protection purchased	Protection sold
	(In millions)
Banks and broker-dealers	¥537,843	¥770,954	¥599,896	¥788,684
Insurance and other financial guaranty firms	11,500	—	11,500	—

Total	¥549,343	¥770,954	¥611,396	¥788,684